Line of Credit (Disclosure of changes to the line of credit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Line of Credit [Abstract]
Line of credit, beginning of year	$ 5,983,572	$ 7,463,206
Cash payments	(3,974,245)	(1,479,634)	$ 850,974
Non cash bonus warrant and share value	(600,000)	0
Accretion on bonus warrant and share value	43,288	0
Line of credit, end of year	$ 1,452,615	$ 5,983,572	$ 7,463,206